Accounting principles (Tables)	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, as follows:

As of November 1, 2023
Number of shares issued	16,000,000
Spot share price (in €)	2.63
Spot foreign exchange rate	1.05
Fair value of shares in $ thousands	44,272
Proceeds received in $ thousands	80,000
Proceeds reallocated to the JRCA in $ thousands	35,728

Summary of Assumptions Used and Estimated Fair Value

At initial recognition on November 14, 2023, and as of December 31, 2023, assumptions used and estimated fair value are as follows:

	As of November 14, 2023	As of December 31, 2023
Number of shares to be issued	28,000,000	28,000,000
Subscription price (in $)	5.00	5.00
Expected life of derivative (in years)	0.11	0.25
Spot share price (in €)	2.33	2.76
Forward foreign exchange rate at maturity	1.09	1.10
Risk-free rate at maturity	5.7%	5.5%
Volatility	119.6%	n.a.
Probability of transaction completion	72.0%	81.0%
Fair value in $ thousands	48,365	42,694

Schedule of Sensitivity of Derivative Fair Value to Probability of Transaction Completion

Sensitivity of the derivative fair value to the probability of transaction completion

Fair value in $ thousands	As of November 14, 2023	As of December 31, 2023
Probability of transaction completion -2%	47,022	41,640
Expected probability of transaction completion estimated by management	48,365	42,694
Probability of transaction completion +2%	49,709	43,748

Schedule of Sensitivity of Derivative Fair Value to Expected Life of Derivative

Sensitivity of the derivative fair value to the expected life of the derivative

Fair value in $ thousands	As of December 31, 2023
Expected life of derivative +1 month	42,197
Expected life of derivative estimated by management	42,694
Expected life of derivative -1 month	43,194